Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended		16 Months Ended	18 Months Ended		19 Months Ended	21 Months Ended		22 Months Ended	24 Months Ended		25 Months Ended	27 Months Ended		28 Months Ended	30 Months Ended		31 Months Ended	33 Months Ended		34 Months Ended	36 Months Ended		37 Months Ended	39 Months Ended		40 Months Ended	42 Months Ended		43 Months Ended	45 Months Ended		46 Months Ended	48 Months Ended		49 Months Ended	51 Months Ended		52 Months Ended	54 Months Ended		55 Months Ended	57 Months Ended		58 Months Ended	60 Months Ended		61 Months Ended	63 Months Ended		64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 28, 2021	Feb. 22, 2021	May 03, 2017	May 31, 2016	May 31, 2017	May 31, 2021	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2021	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2021	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2022	May 31, 2017	May 31, 2018	May 31, 2022	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2022	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2022	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2023	May 31, 2018	May 31, 2019	May 31, 2023	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2023	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2023	Feb. 28, 2019	Feb. 29, 2020	Feb. 29, 2024	May 31, 2019	May 31, 2020	May 31, 2024	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2024	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2024	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2025	May 31, 2020	May 31, 2021	May 31, 2025	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2025	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2025	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2026	May 31, 2021	May 31, 2022	May 31, 2026	Aug. 31, 2021	Aug. 31, 2022	Nov. 30, 2021	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2023	May 31, 2022	May 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Nov. 30, 2022	Nov. 30, 2023	Feb. 28, 2023	Feb. 29, 2024	May 31, 2023	May 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Nov. 30, 2023	Nov. 30, 2024	Feb. 29, 2024	Feb. 28, 2025	May 31, 2024	May 31, 2025	Aug. 31, 2024	Aug. 31, 2025	Nov. 30, 2024	Nov. 30, 2025	Feb. 28, 2025	Feb. 28, 2026	May 31, 2025	May 31, 2026	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005564
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,141			$ 9,769			$ 9,837			$ 9,963			$ 10,054			$ 9,907			$ 9,701			$ 9,763			$ 9,812			$ 9,807			$ 10,034			$ 10,446			$ 10,839			$ 10,704			$ 11,154			$ 11,532			$ 11,541			$ 11,508			$ 11,265			$ 11,249			$ 11,381		$ 11,216		$ 10,921		$ 10,275		$ 10,064		$ 9,863		$ 9,766		$ 9,988		$ 9,765		$ 9,796		$ 9,926		$ 9,906		$ 10,385		$ 10,298		$ 10,417		$ 10,515		$ 10,760	$ 10,941	$ 11,084	$ 10,864
C000190630
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 504,112			$ 508,052			$ 500,743			$ 490,572			$ 493,013			$ 495,675			$ 496,518			$ 508,174			$ 528,356			$ 548,426			$ 541,765			$ 565,677			$ 584,148			$ 585,704			$ 583,311			$ 572,097			$ 571,495			$ 577,492			$ 570,245			$ 555,480			$ 522,836			$ 512,328		$ 502,331		$ 497,552		$ 508,063		$ 497,884		$ 498,703		$ 506,480		$ 505,666		$ 530,391		$ 525,170		$ 532,589		$ 537,873		$ 550,724		$ 560,333		$ 567,979		$ 555,936
C000225819
Account Value [Line Items]
Accumulated Value	$ 9,952	$ 10,000				$ 9,928			$ 10,051			$ 9,911			$ 9,657			$ 9,093			$ 8,912			$ 8,757			$ 8,660			$ 8,862			$ 8,670			$ 8,704			$ 8,825			$ 8,813			$ 9,247			$ 9,176			$ 9,290			$ 9,385			$ 9,612			$ 9,782			$ 9,918			$ 9,730
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				10,000			10,232			9,908			10,008			10,158			10,283			10,227			10,059			10,120			10,175			10,089			10,378			10,768			11,210			11,178			11,590			11,781			11,936			11,992			11,750			11,734			11,925		11,854		11,440		10,769		10,552		10,332		10,328		10,538		10,426		10,454		10,671		10,676		11,187		11,173		11,291		11,258		11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			500,000		504,163			510,360			507,571			499,250			502,274			505,004			500,759			515,075			534,421			556,375			554,796			575,250			584,740			592,392			595,207			583,208			582,372			591,892			588,342			567,787			534,490			523,730		512,801		512,588		523,036		517,481		518,851		529,642		529,865		555,240		554,522		560,405		558,790		572,654		586,137		595,490		587,474
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	9,989	10,000				9,975			10,138			10,077			9,725			9,154			8,970			8,783			8,779			8,958			8,863			8,887			9,071			9,075			9,510			9,498			9,598			9,571			9,808			10,039			10,199			10,062
Bloomberg U.S. 4-10 Year Treasury Bond Index
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,165			$ 9,798			$ 9,862			$ 10,019			$ 10,117			$ 9,961			$ 9,751			$ 9,833			$ 9,878			$ 9,880			$ 10,130			$ 10,532			$ 10,929			$ 10,821			$ 11,304			$ 11,704			$ 11,738			$ 11,689			$ 11,432			$ 11,414			$ 11,548		$ 11,400		$ 11,109		$ 10,499		$ 10,312		$ 10,129		$ 10,035		$ 10,319		$ 10,140		$ 10,173		$ 10,317		$ 10,295		$ 10,803		$ 10,720		$ 10,864		$ 10,961		$ 11,229	$ 11,427	$ 11,589	$ 11,362
Bloomberg U.S. 4-10 Year Treasury Bond Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 503,959			$ 508,910			$ 501,041			$ 490,488			$ 494,586			$ 496,880			$ 496,959			$ 509,545			$ 529,755			$ 549,754			$ 544,274			$ 568,599			$ 588,726			$ 590,412			$ 587,950			$ 575,041			$ 574,100			$ 580,844			$ 573,432			$ 558,786			$ 528,109			$ 518,677		$ 509,509		$ 504,740		$ 519,062		$ 510,068		$ 511,714		$ 518,966		$ 517,864		$ 543,412		$ 539,227		$ 546,452		$ 551,320		$ 564,800		$ 574,797		$ 582,933		$ 571,505
Bloomberg U.S. 4-10 Year Treasury Bond Index
Account Value [Line Items]
Accumulated Value	$ 9,948	$ 10,000				$ 9,932			$ 10,048			$ 9,920			$ 9,667			$ 9,136			$ 8,973			$ 8,814			$ 8,732			$ 8,980			$ 8,824			$ 8,852			$ 8,978			$ 8,959			$ 9,401			$ 9,328			$ 9,453			$ 9,538			$ 9,771			$ 9,944			$ 10,085			$ 9,887